Income Taxes - Provision/benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current:
Federal				$ (0.9)	$ 2.8
State and local			0.1	(0.5)	0.4
Non-U.S.			19.2	19.0	33.5
Total			19.3	17.6	36.7
Deferred:
Federal			6.0	5.5	5.5
State and local			0.2	1.2	1.2
Non-U.S.			(9.0)	(0.6)	(21.5)
Total			(2.8)	6.1	(14.8)
Total Provision /(benefit)	$ 5.9	$ 19.0	$ 16.5	$ 23.7	$ 21.9